UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.48%

Asset Management & Custody Banks - 1.91%
BlackRock, Inc.	1,700	$241,315

Beverage and Tobacco Product Manufacturing - 1.53%
PepsiCo, Inc.	3,000	192,540

Chemical Manufacturing - 11.31%
Celgene Corp. (a)	7,000	360,640
Ecolab, Inc.	6,500	308,100
Genzyme Corp. (a)	5,000	350,550
Johnson & Johnson	4,000	228,080
Procter & Gamble Co.	3,000	179,010
		1,426,380
Computer and Electronic Product Manufacturing - 8.88%
Apple, Inc. (a)	1,500	365,055
Intel Corp.	16,000	283,520
Johnson Controls, Inc.	14,000	371,420
L-3 Communications Holdings, Inc.	1,500	99,900
		1,119,895
Computer Storage & Peripherals - 1.59%
EMC Corp./Massachusetts (a)	11,000	200,640

Credit Intermediation and Related Activities - 7.54%
Northern Trust Corp.	6,000	276,840
State Street Corp.	8,000	280,640
Visa, Inc.	5,700	393,186
		950,666
Data Processing, Hosting, and Related Services - 5.00%
Automatic Data Processing, Inc.	7,000	270,270
Google, Inc. (a)	800	360,016
		630,286
Electrical Equipment, Appliance, and Component Manufacturing - 3.69%
ABB Ltd. - ADR	24,000	464,880

Electronic Computer Manufacturing - 1.30%
Teradata Corp. (a)	5,000	163,700

Food Services and Drinking Places - 4.35%
McDonald's Corp.	7,500	547,950

General Merchandise Stores - 3.59%
Costco Wholesale Corp.	8,000	452,400

Health and Personal Care Stores - 2.41%
Medco Health Solutions, Inc. (a)	7,000	304,360

Industrial Conglomerates - 1.87%
3M Co.	3,000	235,650

Machinery Manufacturing - 3.55%
Donaldson Co., Inc.	6,000	251,400
United Technologies Corp.	3,000	195,630
		447,030

Miscellaneous Manufacturing - 0.68%
Stryker Corp.	2,000	86,380

Oil and Gas Extraction - 3.35%
Devon Energy Corp.	7,000	421,960

Other Diversified Financial Services - 2.02%
JPMorgan Chase & Co.	7,000	254,520

Pharmaceuticals - 2.61%
Teva Pharmaceutical Industrials Ltd. - ADR	6,500	328,770

Professional, Scientific, and Technical Services - 9.95%
Accenture PLC	9,000	329,400
Cisco Systems, Inc. (a)	14,000	280,700
Jacobs Engineering Group, Inc. (a)	7,000	242,760
Omnicom Group, Inc.	5,000	175,050
Tetra Tech, Inc. (a)	12,500	226,875
		1,254,785
Publishing Industries - 6.98%
Microsoft Corp.	13,000	305,240
MSCI, Inc. (a)	9,000	269,100
Oracle Corp.	14,000	306,320
		880,660
Securities, Commodity Contracts, and Other Financial Products - 3.31%
Verisk Analytics, Inc. (a)	15,000	417,300

Support Activities for Mining - 3.17%
Schlumberger Ltd.	7,500	399,975

Systems Software - 2.89%
Commvault Systems, Inc. (a)	6,000	147,300
Rovi Corp. (a)	5,000	217,550
		364,850
TOTAL COMMON STOCKS (Cost $11,617,162)		11,786,892
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 11.68%
Money Market Funds - 11.68%
Fidelity Institutional Money Market Funds-Government Portfolio	625,000	625,000
First American Government Obligations Fund	625,000	625,000
First American Treasury Obligation Fund	223,256	223,256
		1,473,256
TOTAL SHORT TERM INVESTMENTS (Cost $1,473,256)		1,473,256

Total Investments (Cost $13,090,418) - 105.16%		13,260,148
Liabilities in Excess of Other Assets - (5.16)%		(651,020)
TOTAL NET ASSETS - 100.00%		$12,609,128

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 13,090,418
	Gross unrealized appreciation	1,185,591
	Gross unrealized depreciation	(1,015,861)
	Net unrealized appreciation	$ 169,730

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accomodation and Food Services	$547,950	$-	$-	$547,950
Finance and Insurance	1,863,801	-	-	1,863,801
Information	1,875,796	-	-	1,875,796
Manufacturing	4,585,925	-	-	4,585,925
Mining	821,935	-	-	821,935
Professional, Scientific, and Technical Services	1,334,725	-	-	1,334,725
Retail Trade	756,760	-	-	756,760
Total Equity	11,786,892	-	-	11,786,892

Short-Term Investments	1,473,256	-	-	1,473,256

Total Investments in Securities	$13,260,148	$-	$-	$13,260,148

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010